SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.
In January 2023, the Company settled a litigation case from 2021 for
$800
thousand, which was included in accrued expenses, other current liabilities and other long-term liabilities as of December 31, 2022 on the consolidated balance sheets.
Limited Waiver and Consent
In March 2023, the Company did not timely make the payment of the accrued interest on the Convertible Notes due on March 1, 2023 of
$2.3
million, resulting in a default.
On March 26, 2023, the Company, the Notes Guarantors and the Holders entered into the Waivers pursuant to which, among other things, each Holder agreed to (i) waive the Specified Default and any payment obligation of the Company under the Indenture with respect to the March Interest Payment, (ii) in lieu of the Interest Payments, (a) receive a Promissory Note and (b) amend the Warrant Agreement to reduce the exercise price of the warrants governed thereby from $11.50 to $0.01, and (iii) consent to the entry into the Supplemental Indenture.
Supplemental Indenture
On March 26, 2023, the Company, the Notes Guarantors, the Trustee and the Collateral Agent entered into the Supplemental Indenture, amending certain terms of the Indenture consented to by the Holders of all of the aggregate principal amount of the outstanding Convertible Notes. The Supplemental Indenture, among other things, (i) lowered the minimum amounts of liquidity the Company must maintain on a consolidated basis for each quarter in 2023 and the first quarter of 2024 relating to the requirement that the Company maintain a minimum level of liquidity on a consolidated basis, (ii) added restrictions on the Company’s ability to make payments relating to certain restricted investments, (iii) decreased the maximum amount of equity interests that the Company may repurchase, redeem, acquire or retire, (iv) removed the Company’s ability to issue preferred stock or incur certain unsecured indebtedness or junior lien indebtedness, (v) decreased other permitted debt baskets, (vi) decreased the threshold for a cross-default for purposes of determining an Event of Default (as defined in the Indenture) and (vii) added a new Event of Default in the event the Company does not consummate the April 2023 Offering by April 30, 2023.
Promissory Notes
On March 26, 2023, the Company, the Notes Guarantors and each Holder executed the
Promissor
y Notes, with each Promissory Note having an aggregate principal amount equal to such Holder’s Interest Payments. The Promissory Notes mature on March 26, 2025 and accrue interest at seven percent per annum. In addition, the Promissory Notes provide that, in the event the Company consummates the April 2023 Offering by April 30, 2023, the Holder of each Promissory Note has the Put Option. Each Holder may exercise its Put Option within ten business days following the closing and funding of the April 2023 Offering. In addition, certain of the Promissory Notes provide such Holders with the right to convert the Promissory Note into Unregistered Securities on the same terms as securities offered in the April 2023 Offering. The Promissory Notes include customary events of default as well as an event of default in the event the Company does not consummate the April 2023 Offering on or prior to April 30, 2023.
Warrant Agreement Amendment
On March 26, 2023, the Company and the Warrant Agent entered into the Warrant Agreement Amendment. Pursuant to the Warrant Agreement Amendment, the exercise price of each warrant was reduced from $11.50 to $0.01.